Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI EAFE ETF(a)(b)	85,908,356	$6,638,138,668

Total Investment Companies
(Cost: $6,192,632,816)		6,638,138,668

Short-Term Securities

Money Market Funds — 23.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(a)(c)(d)	1,577,366,916	1,577,840,126
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(c)	5,210,000	5,210,000

Total Short-Term Securities — 23.8%
(Cost: $1,583,255,515)		1,583,050,126

Total Investments in Securities — 123.5%
(Cost: $7,775,888,331)		8,221,188,794

Liabilities in Excess of Other Assets — (23.5)%		(1,563,888,591)

Net Assets — 100.0%		6,657,300,203

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$813,520,005	$764,561,727	(a)	$—	$43,671	$(285,277)	$1,577,840,126	1,577,366,916	$1,115,946	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	4,080,000	(a)	—	—	—	5,210,000	5,210,000	116,774		—
iShares MSCI EAFE ETF	3,545,298,008	3,332,190,263		(360,125,213)	12,510,525	108,265,085	6,638,138,668	85,908,356	47,721,938		—
					$12,554,196	$107,979,808	$8,221,188,794		$48,954,658		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,261,552	AUD	1,917,000	Bank of America N.A.	05/02/24	$19,719
USD	1,247,262	AUD	1,918,000	Bank of New York	05/02/24	4,781
USD	442,130,886	AUD	677,137,000	BNP Paribas SA	05/02/24	3,481,446
USD	12,292,809	AUD	18,827,000	Citibank N.A.	05/02/24	96,676
USD	2,087,337	AUD	3,188,000	Commonwealth Bank of Australia	05/02/24	22,151

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,084,403	AUD	9,302,000	HSBC Bank PLC	05/02/24	$58,566
USD	4,746,927	AUD	7,279,000	JPMorgan Chase Bank N.A.	05/02/24	31,590
USD	374,664	AUD	575,000	Natwest Markets PLC	05/02/24	2,179
USD	1,874,553	AUD	2,875,000	Nomura Securities International Inc.	05/02/24	12,128
USD	995,344	AUD	1,533,000	State Street Bank & Trust Company	05/02/24	2,266
USD	253,966	AUD	383,000	Toronto Dominion Bank	05/02/24	5,859
USD	3,365,298	AUD	5,177,000	UBS AG	05/02/24	11,637
USD	3,554,751	CHF	3,212,000	Bank of America N.A.	05/02/24	60,598
USD	23,448,038	CHF	21,052,000	BNP Paribas SA	05/02/24	546,760
USD	947,014	CHF	857,000	Commonwealth Bank of Australia	05/02/24	14,732
USD	8,595,968	CHF	7,815,000	HSBC Bank PLC	05/02/24	94,472
USD	3,557,073	CHF	3,211,000	Imperial Bank of Canada	05/02/24	64,008
USD	13,021,780	CHF	11,813,000	Natwest Markets PLC	05/02/24	171,087
USD	2,418,691	CHF	2,189,000	Nomura Securities International Inc.	05/02/24	37,402
USD	566,807,694	CHF	508,821,000	Societe Generale	05/02/24	13,290,153
USD	1,598,255	CHF	1,460,000	State Street Bank & Trust Company	05/02/24	10,004
USD	4,682,207	CHF	4,238,000	Toronto Dominion Bank	05/02/24	71,927
USD	1,763,367	CHF	1,606,000	UBS AG	05/02/24	16,290
USD	3,013,017	DKK	20,928,000	Bank of America N.A.	05/02/24	18,554
USD	1,560,204	DKK	10,901,000	Bank of New York	05/02/24	445
USD	231,761,929	DKK	1,598,271,000	BNP Paribas SA	05/02/24	3,074,868
USD	1,807,364	DKK	12,508,000	HSBC Bank PLC	05/02/24	17,669
USD	1,014,429	DKK	6,975,000	JPMorgan Chase Bank N.A.	05/02/24	16,418
USD	1,689,646	DKK	11,775,000	Natwest Markets PLC	05/02/24	4,832
USD	2,702,779	DKK	18,750,000	Toronto Dominion Bank	05/02/24	19,953
USD	11,145,981	EUR	10,327,000	Bank of America N.A.	05/02/24	125,001
USD	25,075,549	EUR	23,288,000	Bank of New York	05/02/24	222,582
USD	15,268,780	EUR	14,132,000	BNP Paribas SA	05/02/24	187,102
USD	93,419,663	EUR	86,400,000	Citibank N.A.	05/02/24	1,213,535
USD	30,299,246	EUR	28,167,000	HSBC Bank PLC	05/02/24	239,408
USD	20,932,293	EUR	19,573,000	JPMorgan Chase Bank N.A.	05/02/24	43,976
USD	2,038,396,897	EUR	1,885,206,000	Morgan Stanley & Co. International PLC	05/02/24	26,504,014
USD	17,485,848	EUR	16,313,000	Natwest Markets PLC	05/02/24	76,605
USD	8,165,298	EUR	7,611,000	UBS AG	05/02/24	42,834
USD	2,756,523	GBP	2,197,000	Bank of America N.A.	05/02/24	11,262
USD	1,003,413	GBP	799,000	Bank of New York	05/02/24	5,022
USD	46,325,240	GBP	36,666,000	Citibank N.A.	05/02/24	509,233
USD	9,528,639	GBP	7,563,000	HSBC Bank PLC	05/02/24	78,291
USD	4,800,407	GBP	3,795,000	JPMorgan Chase Bank N.A.	05/02/24	58,364
USD	4,198,342	GBP	3,327,000	Morgan Stanley & Co. International PLC	05/02/24	41,088
USD	6,013,897	GBP	4,797,000	Natwest Markets PLC	05/02/24	19,805
USD	873,081,420	GBP	691,022,000	State Street Bank & Trust Company	05/02/24	9,614,768
USD	2,751,990	GBP	2,176,000	Toronto Dominion Bank	05/02/24	32,969
USD	117,893,182	HKD	921,795,000	Citibank N.A.	05/02/24	57,269
USD	1,670,327	HKD	13,063,000	HSBC Bank PLC	05/02/24	443
USD	329,704	HKD	2,578,000	State Street Bank & Trust Company	05/02/24	150
USD	347,421	ILS	1,281,000	Bank of America N.A.	05/02/24	5,058
USD	1,397,487	ILS	5,114,000	BNP Paribas SA	05/02/24	30,710
USD	23,464,021	ILS	85,866,000	Citibank N.A.	05/02/24	515,322
USD	126,562	ILS	470,000	HSBC Bank PLC	05/02/24	949

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,248	ILS	49,000	JPMorgan Chase Bank N.A.	05/02/24	$152
USD	3,655,774	JPY	562,013,000	Bank of America N.A.	05/02/24	92,302
USD	23,330,321	JPY	3,561,888,000	BNP Paribas SA	05/02/24	745,989
USD	1,425,037,777	JPY	214,694,054,000	Citibank N.A.	05/02/24	63,759,180
USD	15,630,873	JPY	2,405,289,000	HSBC Bank PLC	05/02/24	380,015
USD	37,750,439	JPY	5,723,739,000	JPMorgan Chase Bank N.A.	05/02/24	1,458,780
USD	2,858,987	JPY	437,101,000	Natwest Markets PLC	05/02/24	87,526
USD	6,204,841	JPY	936,592,000	Nomura Securities International Inc.	05/02/24	266,332
USD	3,582,015	JPY	554,635,000	Toronto Dominion Bank	05/02/24	65,323
USD	84,228,564	JPY	12,737,137,000	UBS AG	05/02/24	3,468,097
USD	1,384,816	NOK	15,091,000	Bank of America N.A.	05/02/24	26,307
USD	1,801,983	NOK	19,536,000	BNP Paribas SA	05/02/24	43,329
USD	273,790	NOK	3,010,000	Commonwealth Bank of Australia	05/02/24	2,827
USD	274,073	NOK	3,011,000	Morgan Stanley & Co. International PLC	05/02/24	3,019
USD	308,487	NOK	3,345,000	Natwest Markets PLC	05/02/24	7,367
USD	35,636,631	NOK	386,318,000	State Street Bank & Trust Company	05/02/24	859,838
USD	194,779	NOK	2,117,000	Toronto Dominion Bank	05/02/24	4,204
USD	11,855,029	NZD	19,819,000	Bank of America N.A.	05/02/24	176,687
USD	48,354	NZD	81,000	HSBC Bank PLC	05/02/24	625
USD	29,088	NZD	49,000	Imperial Bank of Canada	05/02/24	215
USD	35,186	NZD	59,000	Natwest Markets PLC	05/02/24	421
USD	518,072	NZD	871,000	Toronto Dominion Bank	05/02/24	4,835
USD	29,392	NZD	49,000	UBS AG	05/02/24	518
USD	4,299,803	SEK	46,404,000	Bank of America N.A.	05/02/24	89,066
USD	478,316	SEK	5,209,000	Bank of New York	05/02/24	5,647
USD	325,837	SEK	3,473,000	BMO Capital Markets	05/02/24	10,694
USD	14,613,300	SEK	156,494,000	BNP Paribas SA	05/02/24	412,908
USD	46,486	SEK	509,000	Commonwealth Bank of Australia	05/02/24	299
USD	40,886	SEK	437,000	JPMorgan Chase Bank N.A.	05/02/24	1,232
USD	370,923	SEK	4,053,000	Natwest Markets PLC	05/02/24	3,150
USD	186,333,690	SEK	1,989,967,000	State Street Bank & Trust Company	05/02/24	5,762,476
USD	2,136,171	SEK	23,153,000	Toronto Dominion Bank	05/02/24	35,249
USD	1,436,929	SEK	15,633,000	UBS AG	05/02/24	18,378
USD	70,527,042	SGD	95,050,000	Bank of America N.A.	05/02/24	895,893
USD	222,609	SGD	303,000	BNP Paribas SA	05/02/24	639
USD	890,483	SGD	1,211,000	Commonwealth Bank of Australia	05/02/24	3,336
USD	283,950	SGD	386,000	Goldman Sachs & Co.	05/02/24	1,176
USD	907,197	SGD	1,229,000	HSBC Bank PLC	05/02/24	6,864
USD	261,476	SGD	355,000	JPMorgan Chase Bank N.A.	05/02/24	1,413
USD	3,275,862	SGD	4,415,000	Morgan Stanley & Co. International PLC	05/02/24	41,548
USD	305,953	SGD	413,000	Nomura Securities International Inc.	05/02/24	3,400
USD	1,698,752	SGD	2,291,000	State Street Bank & Trust Company	05/02/24	20,425
USD	727,890	SGD	991,000	Toronto Dominion Bank	05/02/24	1,909
USD	61,398	SGD	83,000	UBS AG	05/02/24	595
USD	480,997,940	AUD	739,990,000	BNP Paribas SA	06/04/24	1,153,912
USD	2,162,316	AUD	3,329,000	JPMorgan Chase Bank N.A.	06/04/24	3,637
USD	621,899	AUD	959,000	Natwest Markets PLC	06/04/24	39
USD	616,675,713	CHF	563,501,000	Morgan Stanley & Co. International PLC	06/04/24	1,470,398
USD	5,367,913	DKK	37,382,000	BNP Paribas SA	06/04/24	10,307

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	312,449	DKK	2,180,000	Imperial Bank of Canada	06/04/24	$10
USD	241,669,174	DKK	1,682,966,000	Morgan Stanley & Co. International PLC	06/04/24	465,696
USD	1,162,603	EUR	1,088,000	HSBC Bank PLC	06/04/24	4
USD	34,304,037	EUR	32,042,000	Morgan Stanley & Co. International PLC	06/04/24	65,077
USD	1,742,983	EUR	1,631,000	Natwest Markets PLC	06/04/24	153
USD	2,246,542,201	EUR	2,098,370,000	UBS AG	06/04/24	4,297,414
USD	402,683	GBP	322,000	Bank of New York	06/04/24	260
USD	965,869,935	GBP	771,238,000	BNP Paribas SA	06/04/24	2,007,568
USD	749,968	GBP	600,000	Citibank N.A.	06/04/24	112
USD	499,928	GBP	400,000	Imperial Bank of Canada	06/04/24	24
USD	54,815,053	GBP	43,770,000	Morgan Stanley & Co. International PLC	06/04/24	113,060
USD	5,766,489	HKD	45,055,000	Bank of America N.A.	06/04/24	867
USD	115,832,304	HKD	904,992,000	HSBC Bank PLC	06/04/24	21,794
USD	2,232,405	HKD	17,443,000	JPMorgan Chase Bank N.A.	06/04/24	249
USD	32,936	ILS	123,000	Bank of America N.A.	06/04/24	16
USD	25,585,598	ILS	95,362,000	Citibank N.A.	06/04/24	62,337
USD	1,539,417,354	JPY	241,050,744,000	BNP Paribas SA	06/04/24	3,405,418
USD	679,160	NOK	7,515,000	BNP Paribas SA	06/04/24	2,093
USD	38,888,324	NOK	430,310,000	Citibank N.A.	06/04/24	119,384
USD	20,093	NOK	223,000	Natwest Markets PLC	06/04/24	2
USD	6,483	NZD	11,000	Bank of America N.A.	06/04/24	1
USD	133,995	NZD	227,000	HSBC Bank PLC	06/04/24	236
USD	240,836	NZD	407,000	JPMorgan Chase Bank N.A.	06/04/24	1,012
USD	12,351,159	NZD	20,873,000	Morgan Stanley & Co. International PLC	06/04/24	51,810
USD	9,428	NZD	16,000	Toronto Dominion Bank	06/04/24	1
USD	203,865,564	SEK	2,234,336,000	Bank of New York	06/04/24	830,607
USD	2,014,079	SEK	22,075,000	BNP Paribas SA	06/04/24	8,115
USD	886,899	SEK	9,744,000	Morgan Stanley & Co. International PLC	06/04/24	1,458
USD	77,991,508	SGD	106,204,000	Bank of America N.A.	06/04/24	72,178
USD	3,046,143	SGD	4,148,000	UBS AG	06/04/24	2,855
						153,853,219
AUD	739,990,000	USD	480,512,507	BNP Paribas SA	05/02/24	(1,146,884)
AUD	3,642,000	USD	2,392,009	JPMorgan Chase Bank N.A.	05/02/24	(32,721)
CHF	2,773,000	USD	3,079,677	Bank of New York	05/02/24	(63,088)
CHF	563,501,000	USD	614,404,405	Morgan Stanley & Co. International PLC	05/02/24	(1,403,589)
DKK	8,283,000	USD	1,204,643	HSBC Bank PLC	05/02/24	(19,478)
DKK	1,686,013,000	USD	241,714,605	Morgan Stanley & Co. International PLC	05/02/24	(473,065)
EUR	10,327,000	USD	11,200,011	JPMorgan Chase Bank N.A.	05/02/24	(179,030)
EUR	2,098,370,000	USD	2,243,595,040	UBS AG	05/02/24	(4,213,419)
GBP	771,238,000	USD	965,705,662	BNP Paribas SA	05/02/24	(2,005,094)
GBP	3,796,000	USD	4,802,410	JPMorgan Chase Bank N.A.	05/02/24	(59,117)
HKD	910,440,000	USD	116,406,904	HSBC Bank PLC	05/02/24	(22,536)
HKD	59,235,000	USD	7,576,342	Toronto Dominion Bank	05/02/24	(4,148)
HKD	4,454,000	USD	569,395	UBS AG	05/02/24	(26)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	1,059,000	USD	287,749	Bank of America N.A.	05/02/24	$(4,718)
ILS	95,362,000	USD	25,549,438	Citibank N.A.	05/02/24	(62,821)
JPY	241,050,744,000	USD	1,531,793,880	BNP Paribas SA	05/02/24	(3,399,346)
JPY	1,186,350,000	USD	7,853,454	JPMorgan Chase Bank N.A.	05/02/24	(331,341)
NOK	2,118,000	USD	197,584	Bank of America N.A.	05/02/24	(6,919)
NOK	430,310,000	USD	38,856,039	Citibank N.A.	05/02/24	(119,036)
NZD	20,873,000	USD	12,351,598	Morgan Stanley & Co. International PLC	05/02/24	(52,186)
NZD	103,000	USD	61,871	Natwest Markets PLC	05/02/24	(1,179)
SEK	2,234,336,000	USD	203,567,452	Bank of New York	05/02/24	(821,998)
SEK	10,996,000	USD	1,033,756	State Street Bank & Trust Company	05/02/24	(35,971)
SGD	106,204,000	USD	77,875,302	Bank of America N.A.	05/02/24	(73,023)
SGD	523,000	USD	388,367	Nomura Securities International Inc.	05/02/24	(5,231)
USD	1,603,191	AUD	2,492,000	Bank of America N.A.	05/02/24	(11,127)
USD	3,085,851	AUD	4,793,000	Bank of New York	05/02/24	(19,055)
USD	1,853,694	AUD	2,876,000	BNP Paribas SA	05/02/24	(9,380)
USD	1,466,211	AUD	2,278,000	HSBC Bank PLC	05/02/24	(9,478)
USD	79,813	AUD	124,000	Societe Generale	05/02/24	(514)
USD	617,255	AUD	958,000	Toronto Dominion Bank	05/02/24	(3,337)
USD	414,619	DKK	2,902,000	Bank of America N.A.	05/02/24	(611)
USD	560,016	DKK	3,923,000	JPMorgan Chase Bank N.A.	05/02/24	(1,303)
USD	1,049,785	DKK	7,363,000	Toronto Dominion Bank	05/02/24	(3,743)
USD	5,779,623	EUR	5,436,000	Bank of America N.A.	05/02/24	(21,679)
USD	4,359,240	EUR	4,091,000	BNP Paribas SA	05/02/24	(6,678)
USD	2,312,888	EUR	2,174,000	HSBC Bank PLC	05/02/24	(7,206)
USD	5,209,310	EUR	4,892,000	JPMorgan Chase Bank N.A.	05/02/24	(11,435)
USD	1,157,618	EUR	1,087,000	UBS AG	05/02/24	(2,429)
USD	1,904,853	GBP	1,530,000	Bank of America N.A.	05/02/24	(6,959)
USD	6,220,940	GBP	4,995,000	Bank of New York	05/02/24	(20,563)
USD	995,134	GBP	800,000	Commonwealth Bank of Australia	05/02/24	(4,506)
USD	8,963,982	GBP	7,195,000	HSBC Bank PLC	05/02/24	(26,531)
USD	6,681,921	GBP	5,374,000	JPMorgan Chase Bank N.A.	05/02/24	(33,162)
USD	2,242,151	GBP	1,799,000	Natwest Markets PLC	05/02/24	(5,789)
USD	1,243,896	GBP	999,000	Toronto Dominion Bank	05/02/24	(4,404)
USD	25,675	HKD	201,000	BNP Paribas SA	05/02/24	(19)
USD	209,829	HKD	1,642,000	Citibank N.A.	05/02/24	(73)
USD	2,235,477	HKD	17,497,000	HSBC Bank PLC	05/02/24	(1,219)
USD	1,018,431	HKD	7,974,000	JPMorgan Chase Bank N.A.	05/02/24	(911)
USD	988,358	HKD	7,738,000	State Street Bank & Trust Company	05/02/24	(815)
USD	209,654	HKD	1,641,000	Toronto Dominion Bank	05/02/24	(120)
USD	351,773	ILS	1,323,000	Bank of America N.A.	05/02/24	(1,814)
USD	5,591	ILS	21,000	BNP Paribas SA	05/02/24	(21)
USD	606,646	ILS	2,297,000	HSBC Bank PLC	05/02/24	(7,254)
USD	3,956,686	JPY	624,646,000	JPMorgan Chase Bank N.A.	05/02/24	(3,913)
USD	18,838	NZD	32,000	HSBC Bank PLC	05/02/24	(18)
USD	2,943	NZD	5,000	Nomura Securities International Inc.	05/02/24	(3)
USD	6,473	NZD	11,000	Toronto Dominion Bank	05/02/24	(9)
AUD	5,090,000	USD	3,308,534	Bank of America N.A.	06/04/24	(7,940)
CHF	1,001,000	USD	1,095,365	BNP Paribas SA	06/04/24	(2,517)
CHF	840,000	USD	917,863	Natwest Markets PLC	06/04/24	(789)
DKK	2,392,000	USD	343,051	Toronto Dominion Bank	06/04/24	(228)
EUR	5,605,000	USD	5,993,089	JPMorgan Chase Bank N.A.	06/04/24	(3,782)
ILS	2,020,000	USD	541,970	BNP Paribas SA	06/04/24	(1,325)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	78,000	USD	20,890	JPMorgan Chase Bank N.A.	06/04/24	$(14)
JPY	4,305,137,000	USD	27,494,162	Citibank N.A.	06/04/24	(61,175)
JPY	184,232,000	USD	1,174,849	Morgan Stanley & Co. International PLC	06/04/24	(895)
NOK	1,281,000	USD	115,654	Toronto Dominion Bank	06/04/24	(242)
SGD	9,000	USD	6,606	Toronto Dominion Bank	06/04/24	(3)
USD	796,955	CHF	730,000	Toronto Dominion Bank	06/04/24	(27)
USD	150,098	HKD	1,173,000	Toronto Dominion Bank	06/04/24	(9)
USD	1,193,954	JPY	187,394,000	HSBC Bank PLC	06/04/24	(149)
USD	795,967	JPY	124,929,000	Toronto Dominion Bank	06/04/24	(99)
USD	30,180	NOK	335,000	Natwest Markets PLC	06/04/24	(1)
USD	105,220	SEK	1,158,000	Natwest Markets PLC	06/04/24	(8)
USD	157,811	SEK	1,737,000	Toronto Dominion Bank	06/04/24	(31)
USD	60,894	SGD	83,000	BNP Paribas SA	06/04/24	(1)
USD	40,352	SGD	55,000	Toronto Dominion Bank	06/04/24	—
						(14,841,277)
						$139,011,942

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$6,638,138,668	$—	$—	$6,638,138,668
Short-Term Securities
Money Market Funds	1,583,050,126	—	—	1,583,050,126
	$8,221,188,794	$—	$—	$8,221,188,794
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$153,853,219	$—	$153,853,219

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(14,841,277)	$—	$(14,841,277)
	$—	$139,011,942	$—	139,011,942

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	United States Dollar
ILS	Israeli Shekel